DERIVATIVE WARRANT LIABILITY (Tables)	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Derivative Warrant Liability Tables
Schedule of derivative warrant liabilities

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in the fair value hierarchy:

	Nine Months Ended June 30, 2015	Nine Months Ended June 30, 2014
Derivative warrant liability, beginning of period	$1,450,943	$-
Fair value of warrants issued	538,051	-
Total realized/unrealized gains included in net loss (1)	(272,147)	-
Derivative warrant liability, end of period	$1,716,847	$-
________________________
(1) Included in gain or loss on revaluation of derivative warrant liability in the Condensed Consolidated Statement of Operations.

The table below presents the changes in the derivative warrant liability, which is measured at fair value on a recurring basis and classified as Level 3 in fair value hierarchy (see Note 4):

	Nine Months Ended September 30, 2014	Year Ended December 31, 2013
Derivative warrant liability, beginning of period	$—	$—
Fair value of warrants issued in the Private Offering	1,459,531	—
Total realized/unrealized losses included in net loss (1)	—	—
Total realized/unrealized gains included in net loss (1)	(8,588)	—
Reclassification of liability to additional paid-in capital	—	—
Derivative warrant liability, end of period	$1,450,943	$—